Convertible Notes Payable (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	May 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Amount			$ 11,260,630	$ 1,750,000
Interest Rate	7.00%		7.00%
Maturity Date			Jun. 06, 2027
Convertible notes payable				1,750,000
Convertible Notes Payable One [Member]
Amount				250,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2022
Closing Date		Feb. 07, 2027
Convertible notes payable				1,750,000
Convertible Notes Payable Two [Member]
Amount				62,500
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				62,500
Convertible Notes Payable Three [Member]
Amount				62,500
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				62,500
Convertible Notes Payable Four [Member]
Amount				35,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2022
Closing Date		Feb. 07, 2022
Convertible notes payable				35,000
Convertible Notes Payable Five [Member]
Amount				90,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				90,000
Convertible Notes Payable Six [Member]
Amount				50,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				50,000
Convertible Notes Payable Seven [Member]
Amount				50,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				50,000
Convertible Notes Payable Eight [Member]
Amount				10,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				10,000
Convertible Notes Payable Nine [Member]
Amount				50,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				50,000
Convertible Notes Payable Ten [Member]
Amount				30,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				30,000
Convertible Notes Payable Thirteen [Member]
Amount				20,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				20,000
Convertible Notes Payable Twelve [Member]
Amount				50,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				50,000
Convertible Notes Payable Eleven [Member]
Amount				100,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				100,000
Convertible Notes Payable Fourteen [Member]
Amount				20,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				20,000
Convertible Notes Payable Fifteen [Member]
Amount				20,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Mar. 03, 2027
Closing Date		Mar. 03, 2022
Convertible notes payable				20,000
Convertible Notes Payable Sixteen [Member]
Amount				18,176
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				18,176
Convertible Notes Payable Seventeen [Member]
Amount				53,015
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				53,015
Convertible Notes Payable Eighteen [Member]
Amount				53,015
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				53,015
Convertible Notes Payable Ninteen [Member]
Amount				27,265
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				27,265
Convertible Notes Payable Twenty [Member]
Amount				98,529
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				98,529
Convertible Notes Payable Twenty One [Member]
Amount				50,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Apr. 07, 2027
Closing Date		Apr. 07, 2022
Convertible notes payable				50,000
Convertible Notes Payable Twenty Two [Member]
Amount				200,000
Interest Rate		0.44%
Conversion Cap		$ 5,000,000
Maturity Date		Dec. 06, 2028
Closing Date		Dec. 06, 2023
Convertible notes payable				200,000
Convertible Notes Payable Twenty Three [Member]
Amount				50,000
Interest Rate		0.44%
Conversion Cap		$ 5,000,000
Maturity Date		Mar. 15, 2029
Closing Date		Mar. 15, 2024
Convertible notes payable				50,000
Convertible Notes Payable Twenty Four [Member]
Amount				50,000
Interest Rate		0.44%
Conversion Cap		$ 5,000,000
Maturity Date		Mar. 15, 2029
Closing Date		Mar. 15, 2024
Convertible notes payable				50,000
Convertible Notes Payable Twenty Five [Member]
Amount				87,500
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				87,500
Convertible Notes Payable Twenty Six [Member]
Amount				62,500
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				62,500
Convertible Notes Payable Twenty Seven [Member]
Amount				100,000
Interest Rate		0.44%
Conversion Cap		$ 3,000,000
Maturity Date		Feb. 07, 2027
Closing Date		Feb. 07, 2022
Convertible notes payable				$ 100,000